Stock Options - Valuation assumptions (Details) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2023 Stock Incentive Plan
Stock Options
Risk-free interest rate, minimum	3.63%	2.85%
Risk-free interest rate, maximum	4.86%	3.67%
Expected stock price volatility	50.00%	50.00%
Expected dividend yield	0.00%	0.00%
Expected life of options	5 years	5 years
2023 Performance Equity Plan
Stock Options
Risk-free interest rate	4.81%
Expected stock price volatility	46.00%
Expected dividend yield	0.00%
2023 Performance Equity Plan | Minimum
Stock Options
Expected life of options	6 years 9 months 18 days
2023 Performance Equity Plan | Maximum
Stock Options
Expected life of options	7 years 10 months 24 days